RISK MANAGEMENT - Covid-19 effects on Market Risk (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)
Interest Rate
RISK MANAGEMENT
Assets sensitivity 50 bps	$ 34,289	$ 379,953	$ 35,188	$ 377,918
Liabilities sensitivity 50 bps	29,004	199,554	33,873	200,650
Net interest income sensitivity 50 bps	$ 5,285	$ 180,399	$ 1,315	$ 177,269
COVID-19
RISK MANAGEMENT
Percentage of consumption value at risk	57.00%	57.00%
COVID-19 | Maximum
RISK MANAGEMENT
Percentage of consumption value at risk	273.00%	273.00%
COVID-19 | Minimum
RISK MANAGEMENT
Percentage of consumption value at risk	13.00%	13.00%
COVID-19 | Average
RISK MANAGEMENT
Percentage of consumption value at risk	95.00%	95.00%
COVID-19 | Interest Rate
RISK MANAGEMENT
Assets sensitivity 50 bps	$ 34,289	$ 379,953
Liabilities sensitivity 50 bps	29,004	199,554
Net interest income sensitivity 50 bps	5,285	180,399
COVID-19 | Interest Rate | Maximum
RISK MANAGEMENT
Assets sensitivity 50 bps	29,599	378,700
Liabilities sensitivity 50 bps	29,004	199,554
Net interest income sensitivity 50 bps	(2,302)	167,488
COVID-19 | Interest Rate | Minimum
RISK MANAGEMENT
Assets sensitivity 50 bps	38,322	404,803
Liabilities sensitivity 50 bps	39,981	237,315
Net interest income sensitivity 50 bps	5,284	181,471
COVID-19 | Interest Rate | Average
RISK MANAGEMENT
Assets sensitivity 50 bps	34,887	389,148
Liabilities sensitivity 50 bps	34,225	213,315
Net interest income sensitivity 50 bps	$ 662	$ 175,833
COVID-19 | Repo Rate BR
RISK MANAGEMENT
Interest rate on investments	1.75%	1.75%
COVID-19 | Repo Rate BR | Maximum
RISK MANAGEMENT
Interest rate on investments	4.25%	4.25%
COVID-19 | Repo Rate BR | Minimum
RISK MANAGEMENT
Interest rate on investments	1.75%	1.75%
COVID-19 | Repo Rate BR | Average
RISK MANAGEMENT
Interest rate on investments	2.87%	2.87%
COVID-19 | IBR
RISK MANAGEMENT
Interest rate on investments	1.74%	1.74%
COVID-19 | IBR | Maximum
RISK MANAGEMENT
Interest rate on investments	4.26%	4.26%
COVID-19 | IBR | Minimum
RISK MANAGEMENT
Interest rate on investments	1.74%	1.74%
COVID-19 | IBR | Average
RISK MANAGEMENT
Interest rate on investments	2.85%	2.85%
COVID-19 | DTF
RISK MANAGEMENT
Interest rate on investments	1.89%	1.89%
COVID-19 | DTF | Maximum
RISK MANAGEMENT
Interest rate on investments	4.66%	4.66%
COVID-19 | DTF | Minimum
RISK MANAGEMENT
Interest rate on investments	1.89%	1.89%
COVID-19 | DTF | Average
RISK MANAGEMENT
Interest rate on investments	3.43%	3.43%
COVID-19 | FED Funds Rate
RISK MANAGEMENT
Interest rate on investments	0.09%	0.09%
COVID-19 | FED Funds Rate | Maximum
RISK MANAGEMENT
Interest rate on investments	1.58%	1.58%
COVID-19 | FED Funds Rate | Minimum
RISK MANAGEMENT
Interest rate on investments	0.05%	0.05%
COVID-19 | FED Funds Rate | Average
RISK MANAGEMENT
Interest rate on investments	0.38%	0.38%
COVID-19 | Libor O/N
RISK MANAGEMENT
Interest rate on investments	0.08%	0.08%
COVID-19 | Libor O/N | Maximum
RISK MANAGEMENT
Interest rate on investments	1.58%	1.58%
COVID-19 | Libor O/N | Minimum
RISK MANAGEMENT
Interest rate on investments	0.05%	0.05%
COVID-19 | Libor O/N | Average
RISK MANAGEMENT
Interest rate on investments	0.37%	0.37%
COVID-19 | TES Jul 2024
RISK MANAGEMENT
Interest rate on investments	3.44%	3.44%
COVID-19 | TES Jul 2024 | Maximum
RISK MANAGEMENT
Interest rate on investments	7.96%	7.96%
COVID-19 | TES Jul 2024 | Minimum
RISK MANAGEMENT
Interest rate on investments	3.28%	3.28%
COVID-19 | TES Jul 2024 | Average
RISK MANAGEMENT
Interest rate on investments	4.30%	4.30%
COVID-19 | Tesoros 1Y
RISK MANAGEMENT
Interest rate on investments	0.10%	0.10%
COVID-19 | Tesoros 1Y | Maximum
RISK MANAGEMENT
Interest rate on investments	1.56%	1.56%
COVID-19 | Tesoros 1Y | Minimum
RISK MANAGEMENT
Interest rate on investments	0.09%	0.09%
COVID-19 | Tesoros 1Y | Average
RISK MANAGEMENT
Interest rate on investments	0.37%	0.37%
COVID-19 | Panama 2026
RISK MANAGEMENT
Interest rate on investments	1.84%	1.84%
COVID-19 | Panama 2026 | Maximum
RISK MANAGEMENT
Interest rate on investments	3.64%	3.64%
COVID-19 | Panama 2026 | Minimum
RISK MANAGEMENT
Interest rate on investments	1.81%	1.81%
COVID-19 | Panama 2026 | Average
RISK MANAGEMENT
Interest rate on investments	2.59%	2.59%